LONG-TERM DEBT - Retired/Repaid (Details) $ in Millions	1 Months Ended														12 Months Ended
	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 31, 2023 CAD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Aug. 08, 2023 USD ($)	May 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Unsecured debt																		$ 5,600
Long-term debt															$ 2,000					$ 1,600
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due October 2030
Debt Instrument [Line Items]
Amount		$ 625
Interest Rate		3.75%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due September 2030
Debt Instrument [Line Items]
Amount			$ 1,024
TRANSCANADA PIPELINES LIMITED | Medium Term Note Due July 2023
Debt Instrument [Line Items]
Amount				$ 750,000,000
Interest Rate				3.69%
TRANSCANADA PIPELINES LIMITED | Medium Term Note due December 2022
Debt Instrument [Line Items]
Amount						$ 25,000,000
Interest Rate																				9.95%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due August 2022
Debt Instrument [Line Items]
Amount							$ 1,000
Interest Rate							2.50%
TRANSCANADA PIPELINES LIMITED | Medium Term Note due November 2021
Debt Instrument [Line Items]
Amount									$ 500,000,000
Interest Rate									3.65%	3.65%
TRANSCANADA PIPELINES LIMITED | Debentures due January 2021
Debt Instrument [Line Items]
Amount														$ 400
Interest Rate														9.88%
TUSCARORA GAS TRANSMISSION COMPANY | Unsecured Term Loan Due November 2023
Debt Instrument [Line Items]
Amount	$ 32
NOVA GAS TRANSMISSION LTD. | Debentures Due April 2023
Debt Instrument [Line Items]
Amount					$ 200
Interest Rate					7.88%
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V. | Senior Unsecured Revolving Credit Facility Various
Debt Instrument [Line Items]
Amount															$ 315
COLUMBIA PIPELINE GROUP, INC. | Unsecured Term Loan due December 2021
Debt Instrument [Line Items]
Amount								$ 4,040
Debt instrument, face amount								4,200									$ 4,200
Amount														$ 4,000
Amortization of debt Issue costs																$ 5,000,000
COLUMBIA PIPELINE GROUP, INC. | Senior Unsecured Term Loan
Debt Instrument [Line Items]
Unsecured debt																			$ 1,024
Amortization of debt Issue costs																3,000,000
COLUMBIA PIPELINE GROUP, INC. | Unsecured Term Loan due June 2022
Debt Instrument [Line Items]
Debt instrument, face amount																				$ 4,200
Amount														4,040
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V. | Unsecured Term Loan due December 2021
Debt Instrument [Line Items]
Amount								$ 50
TC PIPELINES, LP | Unsecured Term Loan due November 2021
Debt Instrument [Line Items]
Amount										$ 450
TC PIPELINES, LP | Senior Unsecured Notes due March 2021
Debt Instrument [Line Items]
Amount													$ 350
Interest Rate																					4.65%	4.65%
TC PIPELINES, LP | Line of credit | Project Level Credit Facility due June 2021
Debt Instrument [Line Items]
Terminated amount																						$ 500
Long-term debt																					$ 0
ANR PIPELINE COMPANY | Senior Unsecured Notes due November 2021
Debt Instrument [Line Items]
Amount										$ 300
Interest Rate									9.63%	9.63%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes due November 2021
Debt Instrument [Line Items]
Amount										$ 10
Interest Rate									9.09%	9.09%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility due October 2021
Debt Instrument [Line Items]
Amount											$ 93
KEYSTONE XL SUBSIDIARIES | Line of credit | Project Level Credit Facility due June 2021
Debt Instrument [Line Items]
Amount												$ 849
Amount														$ 849		$ 1,028,000,000	$ 849